Expense Example, No Redemption - Calamos Nasdaq® Autocallable Growth ETF - Calamos Nasdaq® Autocallable Growth ETF	Oct. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	$ 237